Revenue Information (Details) - Schedule of Gross Revenue - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Gross revenue	$ 8,927,663	$ 9,906,105
Revenue	8,408,711	9,484,761
Rental revenues [Member]
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Gross revenue	8,912,888	9,847,650
Reservation revenue [Member]
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Gross revenue	6,665	15,439
Other revenue [Member]
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Gross revenue	8,110	43,016
Sales refunds [Member]
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Net revenue	(13,080)	(21,524)
Sales discount [Member]
Revenue Information (Details) - Schedule of Gross Revenue [Line Items]
Net revenue	$ (505,872)	$ (399,820)